CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2025
Disclosure of objectives, policies and processes for managing capital [Abstract]
CAPITAL MANAGEMENT [Text Block]

16. CAPITAL MANAGEMENT

The Company manages its capital to maintain its ability to continue as a going concern and to provide returns to shareholders and benefits to other stakeholders. The capital structure of the Company consists of cash and equity comprised of issued share capital, options reserve, warrant reserve, and RSUs reserve.

The Company manages its capital structure and makes adjustments to it in light of economic conditions. The Company, upon approval from its Board of Directors, will balance its overall capital structure through new share issuances or by undertaking other activities as deemed appropriate under the specific circumstances.

The Company is not subject to externally imposed capital requirements and the Company's overall strategy with respect to capital risk management remains unchanged from the year ended December 31, 2024.